Federal Home Loan Bank Advances - Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
2017	$ 2,500
2018	10,000
2019	5,000
Total	$ 17,500	$ 17,500